Investments in associates	12 Months Ended
Dec. 31, 2024
Disclosure of associates [Abstract]
Investments in associates [Text Block]

10. Investments in associates

	2024	2023
	$	$

Balance - January 1	87,444	236,081
Acquisitions	-	200
Disposals (i)	-	(94,334)
Share of (loss) income, net (ii)	(30,025)	5,937
Share of other comprehensive income (loss), net	463	(5,078)
Net (loss) gain on ownership dilution	(9,300)	3,580
Loss on disposal (i)	-	(5,459)
Loss on deemed disposal (iii)	-	(2,277)
Transfers to other investments (Note 11) (iii)	-	(5,407)
Impairments (iv)	-	(48,968)
Foreign exchange revaluation impact	(5,320)	3,169
Balance - December 31	43,262	87,444

(i) In December 2023, the Company disposed of its entire investment in Osisko Mining Inc.

(ii) The net share of income or loss is adjusted to the extent that management is aware of material events that affect the associates' net income or loss during the period where earnings in equity accounted for investments are recorded on up-to a 3-month lag basis, which is the case for the investment in Osisko Development Corp. ("Osisko Development").

(iii) In 2023, the loss on deemed disposals is related to investments in associates that were transferred to other investments as the Company has considered that it has lost its significant influence over these investees.

(iv) In 2023, the Company recorded an impairment charge on its investments in associates of $49.0 million, including $48.8 million on its investment in Osisko Development. The impairment resulted from, amongst others, the significant decrease in Osisko Development's share price, the deterioration of market conditions and the general negative sentiment towards exploration and development companies. The Company estimated the recoverable amount of its investment at $87.4 million, using a fair value less costs of disposal model with reference to Osisko Development's share price quoted on active markets, which is considered a Level 1 input. The Company estimated the cost of disposal using historical discounts and transaction fees for similar transactions.

Material investment

The financial information of the only individually material associate is as follows and includes adjustments, where applicable, to the accounting policies of the associates to conform to those of the Company. The information presented includes a three-month lag as the financial information of the associate is not available prior to the approval of the consolidated financial statements of the Company.

	Osisko Development (i)
	2024	2023
	$	$

Current assets	42,949	71,304
Non-current assets	525,269	633,729
Current liabilities	(90,842)	(43,059)
Non-current liabilities	(85,590)	(123,404)
Net assets	391,786	538,570

Revenues	8,421	32,562
Net loss	(153,087)	(80,288)
Other comprehensive income (loss)	1,440	(12,565)
Comprehensive loss	(151,647)	(92,853)

Material investment - Reconciliation to carrying amounts

	Osisko Development (i)
	2024	2023
	$	$

Opening net assets, at lag	538,570	579,185
Private placements	-	38,238
Loss for the period	(153,087)	(80,288)
Other comprehensive gain (loss) for the period	1,440	(12,565)
Other equity transactions, impact of foreign exchange variations and others	4,863	14,000
Closing net assets, at lag	391,786	538,570

Company's share in % (ii)	39.7%	39.7%
Company's share in $, at lag	155,539	213,812
Initial recognition impairment (iii)	(73,039)	(73,039)
Investment impairment (iv)	(17,590)	-
Impact of dilution, foreign exchange variations and others	(12,348)	(4,559)
Goodwill	-	-
Carrying amount, at lag	52,562	136,214
Adjustments for events during the lag period (iv),(v)	(9,300)	(48,770)
Carrying amount, as per balance sheet	43,262	87,444

Fair value of investment (vi)	54,210	97,033

(i) Information is for the reconstructed twelve months ended September 30, 2024 and 2023.

(ii) As at September 30, 2024 and 2023.

(iii) Reflects the initial write-down to the notional value of acquired non-current assets upon deconsolidation of Osisko Development as a subsidiary and recognition as an associate recorded at fair value under IAS 28. Any related subsequent impairments of non-current assets recorded by the associate (through the net loss for the period) are appropriately adjusted against this initial amount.

(iv) In 2023, the Company recorded an impairment charge on its investments in Osisko Development of $48.8 million. In 2024, Osisko Development recognized an impairment charge, which partially offset the impairment booked by the Company in 2023.

(v) In October and November 2024, Osisko Development completed private and brokered placements, which reduced the ownership percentage of the Company from 39.7% to 24.4% and resulted in a loss on dilution of $9.3 million.

(vi) Based on the quoted share price on an active stock exchange as at December 31, 2024 and 2023.

Osisko Development Corp.

Osisko Development is a Canadian gold exploration and development company focused on the acquisition, exploration and development of precious metals resource properties in North America. The main projects held by Osisko Development are the Cariboo gold project ("Cariboo") in British Columbia, Canada, the San Antonio gold project ("San Antonio") in Sonora, Mexico, and the Tintic property ("Tintic") in Utah, United States. Osisko owns a 5% NSR royalty on Cariboo, a 15% gold and silver stream on San Antonio and a 2.5% metals stream on Tintic.

In November 2024, Osisko Development reported that its working capital position as at September 30, 2024, and the gross proceeds from the private placements completed in October and November 2024, will not be sufficient to meet its obligations, commitments and forecasted expenditures up to the period ending September 30, 2025. While management has been successful in securing financing in the past, there can be no assurance that it will be able to do so in the future or that these sources of funding or initiatives will be available to the company or that they will be available on terms which are acceptable to Osisko Development. If management is unable to obtain new funding, Osisko Development may be unable to continue its operations.

As at December 31, 2024, the Company held 33,333,366 common shares representing a 24.4% interest in Osisko Development (39.6% as at December 31, 2023). The decrease in the percentage of ownership is due to the private financings that were completed by Osisko Development in October and November 2024, in which the Company did not participate.

Investments in immaterial associates

The Company has interests in a number of individually immaterial associates that are accounted for using the equity method. The aggregate amount of the Company's share of net loss and other comprehensive income of these immaterial associates was nil in 2024 and immaterial in 2023. As at December 31, 2024 and 2023, the carrying value and the fair value of the immaterial investments are deemed to be nil as they were fully impaired as of December 31, 2024 and 2023.